Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Taxes
Income Taxes

11.Income Taxes

Three and six months ended June 30, 2020 and June 30, 2019 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Provisions for income taxes	$323	$7	$332	$16

The effective tax rates for the three and six months ended June 30, 2020 were (.20)% and (.14)%, respectively, and the effective tax rates for the three and six months ended June 30, 2019 were (.03)% and (.03)%, respectively. The difference between the Company’s effective tax rates for the 2020 and 2019 periods and the U.S. statutory tax rate of 21% was primarily due to a full valuation allowance related to the Company’s net U.S. deferred tax assets, offset partially by current state tax and current foreign tax. The Company regularly evaluates the realizability of its deferred tax assets and establishes a valuation allowance if it is more likely than not that some or all the deferred tax assets will not be realized.

On March 27, 2020, the United States enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the United States economy and fund a nationwide effort to curtail the effect of COVID-19.  As of June 30, 2020, the Company has analyzed the provisions of the CARES Act and determined it did not have a significant impact to the Company.

11.  Income Taxes

Loss before provision for (benefit from) income taxes for the years ended December 31, 2019, 2018 and 2017 consist of the following:

	Year Ended December 31,
	2019	2018	2017
United States	$(142,198)	$(76,122)	$(75,445)
Foreign	1	7	99
Loss before provision for (benefit from) income taxes	$(142,197)	$(76,115)	$(75,346)

The components of the provision (benefit) for income taxes consisted of the following:

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	4	86	65
Total current provision	4	86	$65
Deferred:
Federal	$—	$9	$36
State	54	10	109
Foreign	—	—	—
Total deferred provision	54	19	145
Total provision	$58	$105	$210

The reconciliation between income taxes computed at the U.S. statutory income tax rate to our provision for income taxes for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Year Ended December 31,
	2019	2018	2017
Provision for income taxes at statutory rate	$(29,863)	$(15,984)	$(25,400)
Prior year provision true-ups	3,164	(157)	982
State taxes, net of federal benefit	(7,522)	(7,525)	(2,769)
Certain stock-based compensation expenses	2,412	430	536
Non-deductible lobbying expenses	1,885	1,352	2,505
Non-deductible acquisition expenses	2,068	—	—
Change in valuation allowance	19,988	21,584	(66,370)
Impact of federal rate change on net deferred taxes	—	—	90,889
Net operating loss write-off	7,246	—	—
Other	680	405	(163)
Provision for income taxes	$58	$105	$210

In 2019, the Company wrote off  $7,246 of the net operating loss deferred tax asset due to the IRC Section 382 limitation discussed below, with a corresponding reduction to the valuation allowance of  $7,246 for a net provision impact of  $0.

The Tax Cuts and Jobs Act was enacted on December 22, 2017 (“the Act”). The Act contains significant changes to corporate taxation including, but not limited to, reducing the U.S. federal corporate tax rate from a top marginal rate of 35% to 21%, requiring companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, and creating new taxes on certain foreign sourced earnings. On December 22, 2017, Staff Accounting Bulletin No. 118 (“SAB 118”) was issued to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Act.

As of December 31, 2017, the Company re-measured U.S. federal deferred tax assets and liabilities based on the rates at which they are anticipated to reverse in the future, which is generally 21%. The amount recorded related to the re-measurement of our deferred tax asset balance was a decrease of  $90,890, with a corresponding reduction to the valuation allowance of  $91,050 for a net benefit of  $160.

The Act limited the deduction for net operating loss carryovers generated in the taxable years beginning after December 31, 2017, to 80% of taxable income computed without regard to the deduction and extended the life of these net operating losses to an indefinite carryforward. Due to the indefinite life of the net operating losses generated after December 31, 2017 and the annual 80% NOL utilization limitation that would be imposed in the year of use, the Act resulted in the indefinite life deferred tax liability becoming a source of income against the realization of the indefinite lived portion of the NOLs and certain deferred tax assets that the Company expects to become indefinite lived NOLs when they reverse in future years. As of December 31, 2017, the amount recorded related to the scheduling of the indefinite-lived intangibles was a benefit of  $230.

The one-time transition tax is based on our total post‑1986 earnings and profits (“E&P”) for which we have previously deferred from U.S. income taxes. We recorded a provisional amount for our one-time transition tax liability of  $36 for our foreign subsidiaries, resulting in an increase of income tax provision of $0 as we are utilizing net operating losses, which had a full valuation allowance, against the one-time transition tax liability. During the year ended December 31, 2018 we completed our calculation of the total post‑1986 foreign E&P for these foreign subsidiaries and increased the one-time transition tax liability by $15, resulting in no change to income tax expense as we utilized net operating losses, which had a full valuation allowance, against the one-time transition tax liability.

As a result of the Act and the current U.S. taxation of deemed repatriated earnings, the additional taxes that might be payable upon repatriation of foreign earnings are not significant. However, we do not have any current plans to repatriate these earnings because the underlying cash will be used to fund the ongoing operations of the foreign subsidiaries.

As of December 31, 2018, we have completed our accounting for the effects of the Act, including the transition tax, remeasurement of deferred taxes, our reassessment of valuation allowance and electing to account for global intangible low-taxed income (“GILTI”) as a period expense. There were no additional expenses recognized in the year ended December 31, 2018 to adjust the provisional amounts recorded in 2017 related to the Act.

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2019 and 2018 are as follows:

	As of December 31,
	2019	2018
Deferred tax assets:
Stock-based compensation	$4,552	$3,472
Intangible assets	123	187
Fixed assets	—	365
Accrual and other temporary differences	20,907	12,273
Credit carryforwards	15	15
Net operating loss carryforwards	217,836	203,180
Total deferred tax assets:	$243,433	$219,492
Deferred tax liability:
Capitalized software costs	(6,335)	(4,364)
Fixed assets	(2,035)	—
Total Net Deferred Tax Assets	235,063	215,128
Valuation allowance	(235,280)	(215,292)
Net deferred tax liabilities	$(217)	$(164)

The Company has provided a valuation allowance against the net deferred tax assets since realization of any future benefit from deductible temporary differences and net operating loss and tax credit carryforwards cannot be sufficiently assured as of December 31, 2019. In computing our valuation allowance needs, we include the deferred tax liability associated with assets that have an indefinite life for US GAAP purposes because they provide a source of income against the realization of the indefinite lived portion of the NOLs and certain deferred tax assets that the Company expects to become indefinite lived NOLs when they reverse in future years. For the year ended December 31, 2019, the valuation allowance increased by approximately $19,988.

As of December 31, 2019, the Company had federal and state tax net operating loss carryforwards of approximately $676,040 and $759,040, respectively, which may be available to offset future income tax liabilities and expire at various dates through 2039. The aggregate amount of federal NOLs that are not expected to be utilized due to the annual Section 382 limitations is $34,504 and the tax effect of  $7,246 was written off during the year ended December 31, 2019, as discussed in more detail below. Additionally, the Company has $134,400 of federal net operating loss carryforwards which carryforward indefinitely, subject to an 80% taxable income limitation in the year of utilization. The Company has generated $171 and $100 of operating loss carryforwards in Malta and Australia, respectively, both of which carryforward indefinitely. The Company has approximately $15 of federal research credit carryforwards available that expire through 2032.

Utilization of the NOL carryforwards may be subject to limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and tax credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company completed a Section 382 study through December 31, 2019 to assess whether an ownership change had occurred, or whether there had been multiple ownership changes since its formation. The Company concluded that ownership changes occurred in November 2013 and March 2017. As a result, the Company’s use of NOL carryforwards as of March 2017 are subject to annual limitations through 2037. For the tax year ending December 31, 2020, these NOLs are subject to a cumulative limitation of  $295,605 and each year after is subject to an annual limitation of  $77,069 in 2021, $25,247 in 2022 and $15,051 through 2037. Annual limitations under Section 382 that go unused can be carried forward to allow for an increased limitation in future years. The federal net operating losses incurred by the Company after February 2017 are not impacted by these limitations as of December 31, 2019. There could be additional ownership changes in the future, which may result in additional limitations on the utilization of the NOL and tax credit carryforwards.

With limited exception, the Company is no longer subject to U.S. federal and state income tax audits by taxing authorities for years through 2015. The years subsequent to 2015 contain matters that could be subject to differing interpretations of applicable tax laws and regulations as it relates to the amount and/or timing of income, deductions and tax credits. Although the timing and outcome of tax audits is always uncertain, management has analyzed the Company’s income tax positions taken for all open years and has concluded that no provision for uncertain tax positions is required in the consolidated financial statements.